Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Earned premiums	$ 13,631	$ 14,088	$ 14,055
Fee income	4,386	4,700	4,697
Net investment income:
Securities available-for-sale and other	4,227	4,263	4,354
Equity securities, trading	4,364	(1,345)	(1,012)
Total net investment income	8,591	2,918	3,342
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(389)	(263)	(852)
OTTI losses recognized in other comprehensive income (“OCI”)	40	89	418
Net OTTI losses recognized in earnings	(349)	(174)	(434)
Net realized capital gains (losses), excluding net OTTI losses recognized in earnings	(395)	(52)	(157)
Total net realized capital losses	(744)	(226)	(591)
Other revenues	258	253	267
Total revenues	26,122	21,733	21,770
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	13,248	14,627	13,018
Benefits, losses and loss adjustment expenses — returns credited on international variable annuities	4,363	(1,345)	(1,012)
Amortization of deferred policy acquisition costs and present value of future profits	1,988	2,444	1,692
Insurance operating costs and other expenses	5,204	5,269	5,292
Loss on extinguishment of debt	910	0	0
Reinsurance loss on disposition, including goodwill impairment of $342	533	0	0
Interest expense	457	508	508
Goodwill impairment	0	30	0
Total benefits, losses and expenses	26,703	21,533	19,498
Income (loss) from continuing operations before income taxes	(581)	200	2,272
Income tax expense (benefit)	(481)	(373)	568
Income (loss) from continuing operations, net of tax	(100)	573	1,704
Income (loss) from discontinued operations, net of tax	62	139	(68)
Net income (loss)	(38)	712	1,636
Preferred stock dividends	(42)	(42)	(515)
Net income (loss) available to common shareholders	$ (80)	$ 670	$ 1,121
Income from continuing operations, net of tax, available to common shareholders per common share
Basic	$ (0.32)	$ 1.19	$ 2.76
Diluted	$ (0.32)	$ 1.11	$ 2.54
Net income (loss) available to common shareholders per common share
Basic	$ (0.18)	$ 1.51	$ 2.60
Diluted	$ (0.18)	$ 1.40	$ 2.40
Cash dividends declared per common share	$ 0.40	$ 0.40	$ 0.20